Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Basic earnings per share
Profit for the period attributable to owners of the parent	€ 62.6	€ 46.4	€ 110.1	€ 68.8
Weighted average Ordinary Shares and Founder Preferred Shares (basic) (in shares)	198.4	196.4	200.7	187.5
Basic earnings per share (in euros per share)	€ 0.32	€ 0.24	€ 0.55	€ 0.37
Diluted earnings per share
Profit for the period attributable to owners of the parent	€ 62.6	€ 46.4	€ 110.1	€ 68.8
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) (in shares)	198.4	196.4	200.7	187.5
Diluted earnings per share (in euros per share)	€ 0.32	€ 0.24	€ 0.55	€ 0.37